Commitments and Contingencies (Nuclear Operations) (Narrative) (Detail) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
NRC minimum requirement for nuclear power plant licensees		$ 1,060,000,000.00			$ 1,060,000,000.00
Maximum assessment for premiums on insurance policy	$ 50,000,000				83,000,000
Maximum assessment for insurance policy					21,000,000
Spent Nuclear Fuel
Loss Contingencies [Line Items]
Receivables		49,000,000			49,000,000	$ 46,000,000
Maximum
Loss Contingencies [Line Items]
Amount that could be assessed for each licensed reactor		138,000,000			138,000,000
Amount that could be assessed for each licensed reactor per reactor		21,000,000			$ 21,000,000
Nuclear Obligations
Loss Contingencies [Line Items]
Maximum liability protection per nuclear incident amount		14,100,000,000	$ 13,100,000,000	$ 13,400,000,000
Inflationary provision adjustment period					5 years
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Maximum assessment for premiums on insurance policy					$ 51,000,000
Maximum assessment for insurance policy					10,000,000
Virginia Electric and Power Company | Spent Nuclear Fuel
Loss Contingencies [Line Items]
Receivables		30,000,000			30,000,000	30,000,000
Dominion Energy and Virginia Electric and Power
Loss Contingencies [Line Items]
Amount of coverage purchased from commercial insurance pools		450,000,000			450,000,000
Surry and North Anna
Loss Contingencies [Line Items]
Settlement amount					16,000,000	22,000,000	$ 30,000,000
Millstone
Loss Contingencies [Line Items]
Settlement amount					13,000,000	$ 14,000,000	$ 22,000,000
Millstone Unit 1
Loss Contingencies [Line Items]
Minimum financial assurance		2,700,000,000			2,700,000,000
Kewaunee | Nuclear Obligations
Loss Contingencies [Line Items]
Maximum liability protection per nuclear incident amount					100,000,000
Kewaunee | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Minimum financial assurance		$ 1,800,000,000			$ 1,800,000,000